Investments in subsidiary undertakings, joint ventures and associates - Equity method and fair value through profit or loss (Details)
₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions
		12 Months Ended
	Dec. 19, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 19, 2025 INR (₨) ₨ / shares shares
Investments in subsidiary undertakings, joint ventures and associates
Fair value of associates accounted for at fair value through profit or loss where there are published price quotations		$ 700	$ 600
Share of profit from joint ventures and associates, net of related tax		364	$ 477	$ (91)
Other comprehensive income in the joint ventures and associates		0
Unrecognised share of losses of a joint venture		0
Contingent liabilities in relation to interests in joint ventures		0
Contingent liabilities in relation to interests in associates		0
Capital commitments in relation to interests in joint ventures		0
Capital commitments in relation to interests in associates		$ 0
iShares MSCI USA ESG Enhanced UCITS ETF
Investments in subsidiary undertakings, joint ventures and associates
Market Value	$ 11,800				₨ 1,070,000.0
Number Of Shares Sold | shares	48,972,994				48,972,994
Number Of Shares Sold, Price Per Share | $ / shares	$ 2,165,000
Interest in joint ventures (as a percent)		34.59%	49.00%
Proceeds from sales of interests in associates	$ 1,400
iShares MSCI USA ESG Enhanced UCITS ETF
Investments in subsidiary undertakings, joint ventures and associates
Number Of Shares Sold, Price Per Share | ₨ / shares					₨ 2,165,000
Interest in joint ventures (as a percent)		34.59%	49.00%
Shareholder-backed | Operating segments
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax		$ 364	$ 477	(91)
Shareholder-backed | Operating segments | Mainland China
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax		(24)	159	(577)
Shareholder-backed | Operating segments | Malaysia
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax		35	21	18
Shareholder-backed | Operating segments | Growth markets and other note
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax		129	104	310
Taxes included in share of profit from joint ventures and associates		1	(44)	191
Shareholder-backed | Operating segments | Insurance operations
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax		140	284	(249)
Shareholder-backed | Operating segments | Eastspring
Investments in subsidiary undertakings, joint ventures and associates
Share of profit from joint ventures and associates, net of related tax		$ 224	$ 193	$ 158